First Trust Alerian Disruptive Technology Real Estate ETF Investment Objectives and Goals - First Trust Alerian Disruptive Technology Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Alerian Disruptive Technology Real Estate Index (the “Index”).